Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 3.9	$ 1.7
Prepaid expenses	3.9	1.3
Deferred tax effect of internal transfer of assets – current portion	9.2	9.2
Derivative financial instruments	0.0	1.4
VAT receivables	0.7	0.8
Other	1.0	0.7
Total other current assets	$ 18.7	$ 15.1